As filed with the Securities and Exchange Commission on June 18, 2013

Registration Nos. 333-111901

811-06017

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 23	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 34	☒

ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC.

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd FL, Philadelphia, PA 19103

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

(800) 387-6977

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd FL

Philadelphia, PA 19103

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☒                                  60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Explanatory Note

This Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933, as amended, (the “1933 Act”), solely for the purpose of updating Part C of Post-Effective Amendment No. 22.

This Post-Effective Amendment No. 23 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 22.

PART C

OTHER INFORMATION

Item 28.                                                  Exhibits

(a)                                         Articles of Amendment and Restatement dated July 27, 2012 are incorporated by reference to Post-Effective Amendment No. 19 as filed with EDGAR on December 26, 2012.

(a1)                                Certificate of Correction of Articles of Amendment and Restatement dated July 27, 2012 are incorporated by reference to Post-Effective Amendment No. 19 as filed with EDGAR on December 26, 2012.

(b)                                         Amended and Restated By-Laws dated January 31, 2012 are incorporated by reference to Post-Effective Amendment No. 16 as filed with EDGAR on February 28, 2012.

(c)              Not applicable.

(d)                                         Investment Advisory Agreement dated December 15, 2011 between the Registrant and Artio Global Management LLC (“Artio Global”) is incorporated by reference to Post-Effective Amendment No. 16 as filed with EDGAR on February 28, 2012.

(d1)                                  Investment Advisory Agreement between the Registrant and Aberdeen Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 22 as filed with EDGAR on May 22, 2013.

(d2)                                  Investment Sub-Advisory Agreement between the Registrant, Aberdeen Asset Management Inc. and Aberdeen Asset Managers is incorporated by reference to Post-Effective Amendment No. 22 as filed with EDGAR on May 22, 2013.

(d3)                                  Advisory Fee Waiver Agreement dated May 1, 2008 between the Registrant and Artio Global Management LLC is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on December 30, 2008.

(d4)                                  Expense Limitation Agreement dated February 28, 2013 between the Registrant and Artio Global is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC via EDGAR on March 1, 2013.

(e)                                          Amended and Restated Distribution Agreement dated June 30, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and Quasar Distributors, LLC (“Quasar”) is incorporated by reference to Post-Effective Amendment No. 13 as filed with the SEC via EDGAR on December 23, 2010.

(e1)                                   Amendment dated October 18, 2012 to Amended and Restated Distribution Agreement dated June 30, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and Quasar is incorporated by reference to Post-Effective Amendment No. 19 as filed with EDGAR on December 26, 2012.

(e2)                                   Form of Underwriting Agreement between the Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Post-Effective Amendment No. 22 as filed with EDGAR on May 22, 2013.

(e3)                                   Form of Dealer Agreement is incorporated by reference to Post-Effective Amendment No. 22 as filed with EDGAR on May 22, 2013.

(f)                                           Not applicable.

(g)                                          Master Custodian Agreement dated October 1, 2011 between Registrant, each series of the Artio Global Investment Funds and State Street Bank and Trust Company (“State Street”) is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on December 22, 2011.

(h)                                         Administration Agreement dated October 1, 2011 between the Registrant and State Street is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on December 22, 2011.

(h1)                                  Amended and Restated Securities Lending Agency Agreement dated April 15, 2009 between the Registrant and State Street is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 28, 2009.

(h2)                                  Amendment dated April 15, 2010 to the Amended and Restated Securities Lending Agency Agreement dated April 15, 2009 between the Registrant and State Street incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on February 25, 2011.

(h3)                                  Amended and Restated Transfer Agent Servicing Agreement dated July 1, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) is incorporated by reference to Post-Effective Amendment No. 13 as filed with the SEC via EDGAR on December 23, 2010.

(h4)                                  Amendment dated October 18, 2012 to Amended and Restated Transfer Agent Servicing Agreement dated July 1, 2004 as amended and restated on July 1, 2009 and June 14, 2010 between the Registrant and U.S. Bancorp is incorporated by reference to Post-Effective Amendment No. 19 as filed with EDGAR on December 26, 2012.

(i)                                             Opinion of Counsel dated June 28, 2004 is incorporated by reference to Pre-Effective Amendment No. 1 as filed with the SEC via EDGAR on June 30, 2004.

(i1)                                      Opinion of Counsel dated February 25, 2005 is incorporated by reference to Post-Effective Amendment No. 2 as filed with the SEC via EDGAR on February 27, 2005.

(i2)                                      Opinion of Counsel dated December 22, 2011 is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on December 22, 2011.

(j)                                            Consent of KPMG LLP is filed herewith.

(k)                                         Not applicable.

(l)                                             Not applicable.

(m)                                     Amended and Restated Distribution and Shareholder Services Plan dated

December 16, 2010 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on February 25, 2011.

(m1)                              Form of Rule 12b-1 Related Agreement is incorporated by reference to Post-Effective Amendment No. 22 as filed with EDGAR on May 22, 2013.

(n)                                         Amended Rule 18f-3 Plan dated December 17, 2008 is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on December 30, 2008.

(o)                                         Not applicable

(p)                                         Code of Ethics of the Registrant and Artio Global dated April 2012 is incorporated by reference to Post-Effective Amendment No. 19 as filed with EDGAR on December 26, 2012.

(p1)                                  Code of Ethics for Aberdeen Asset Management Inc. and Aberdeen Asset Managers to be filed by subsequent amendment.

(p2)                                  Code of Ethics for Aberdeen Fund Distributors LLC to be filed by subsequent amendment.

(q)                                         Powers of Attorney for Robert S. Mathews, Peter Wolfram, Antoine Bernheim, Thomas Gibbons, Cynthia Hostetler and Anthony Williams incorporated by reference to Post-Effective Amendment No. 19 as filed with EDGAR on December 26, 2012.

(q1)                                  Power of Attorney for Gary Marshall is incorporated by reference to Post-Effective Amendment No. 22 as filed with EDGAR on May 22, 2013.

(q2)                                  Certificate of Secretary is incorporated by reference to Post-Effective Amendment No. 22 as filed with EDGAR on May 22, 2013.

Item 29.                                                  Persons Controlled by or Under Common Control with Registrants

None.

Item 30.                                                  Indemnification

The Fund is a Maryland corporation.  As a Maryland corporation, the Fund’s operations are governed by the Articles of Amendment and Restatement (the “Articles”).  The Articles provides that persons extending credit to, contracting with or having any claim against the Fund shall look only to the assets of the Fund with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders nor the Directors nor any of the officers, employees or agents of the Fund, nor any other Sub-Fund of the Fund shall be personally liable for such credit, contract or claim.  The Fund indemnifies each of the Directors and officers and other persons who serve at the Fund’s request as directors, officers or Directors of another organization in which the Fund has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Director or officer, except with respect to any matter in which such person did not act in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Fund or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.  The Articles further provides that a Director shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Fund, or for any act or omission of any other Director.  The Directors may take advice of counsel or other experts with respect to the meaning and operation of the Articles and their duties as Directors, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice.  The Directors, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Fund and upon written reports made to the Directors.  However, nothing in the Articles protects any Director or officer against any liability to the Fund or its shareholders to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Item 31.                                                  Business and Other Connections of Investment Adviser and Servicing Agent

The Registrant’s investment adviser, Aberdeen Asset Management Inc. (“AAMI”), is a Delaware corporation. In addition to providing investment advisory services to registered management investment companies, AAMI provides investment advisory services to individual accounts.  Additional information as to AAMI and the directors and officers of AAMI is included in AAMI’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-49966), which is incorporated herein by reference and sets forth the officers and directors of AAMI and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMI and such officers and directors during the past two years.

The Registrant’s subadviser, Aberdeen Asset Managers Limited (“AAML”), is a Scottish company. Additional information as to AAML and the directors and officers of AAML is included in AAML’s Form ADV filed with the SEC (File No. 801-75074), which is incorporated herein by reference and sets forth the officers and directors of AAML and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAML and such officers and directors during the past two years.

Item 32.                                                  Principal Underwriter.

(a)                                 Aberdeen Fund Distributors, LLC (the “Distributor”) acts as principal underwriter for the Registrant and each of its series.  The Distributor also serves as the principal underwriter for the Aberdeen Funds.

(b)                                 The following is a list of the executive officers and directors and partners of the Distributor.

Name	Position with Underwriter	Position with Registrant

Nigel Storer 1735 Market Street, 32nd FL Philadelphia, PA 19103	Chief Executive Officer and Principal	None

Jeffrey Cotton 1735 Market Street, 32nd FL Philadelphia, PA 19103	Chief Compliance Officer and Principal	None

James McDermott 1735 Market Street, 32nd FL Philadelphia, PA 19103	Controller	None

Andrew Smith 1735 Market Street, 32nd FL Philadelphia, PA 19103	Chief Operating Officer	None

(c)                                  Not applicable

Item 33.                                                  Location of Accounts and Records

(1)                                 Aberdeen Global Select Opportunities Fund, Inc.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd FL

Philadelphia, PA 19103

(2)                                 State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

(records relating to its functions as administrator and custodian)

(3)                                 Aberdeen Fund Distributors, LLC

1735 Market Street, 32nd FL

Philadelphia, PA 19103

(4)                                 U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

(records relating to its functions as transfer agent)

(5)           Aberdeen Asset Management Inc.

1735 Market Street, 32nd FL

Philadelphia, PA 19103

(records relating to its functions as investment adviser)

(6)           Aberdeen Asset Managers Limited.

Bow Bells House

1 Bread Street

London, England EC4M9HH

(records relating to its functions as subadviser)

Item 34.                                                  Management Services

Not applicable.

Item 35.                                                  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 23 for Aberdeen Global Select Opportunities Fund Inc. to the Registration Statements to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on June 18, 2013.

ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC.

By:	/s/ Gary Marshall*
Gary Marshall
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Gary Marshall*	Director, President and Chief Executive Officer	June 18, 2013
Gary Marshall

/s/ Timothy Clemens	Chief Financial Officer	June 18, 2013
Timothy Clemens

Antoine Bernheim**	Director	June 18, 2013
Antoine Bernheim

Thomas Gibbons**	Director	June 18, 2013
Thomas Gibbons

Cynthia Hostetler**	Director	June 18, 2013
Cynthia Hostetler

Robert S. Matthews**	Director	June 18, 2013
Robert S. Matthews

Peter Wolfram**	Director	June 18, 2013
Peter Wolfram

*By:	/s/ Lucia Sitar
Lucia Sitar
(*As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q)(1) to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on May 22, 2013.)

**By:	/s/ Alex Bogaenko
Alex Bogaenko
(**As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 19 as filed with the SEC via EDGAR on December 26, 2012.)

ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC.

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Description

j	Consent of KPMG